INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of intangible assets

		As of December 31,
	Note	2021	2022

Customer contracts	8	1,641,900	1,641,900
Licenses		15,782	15,782
Others		—	364
		1,657,682	1,658,046
Less: accumulated amortization		(375,046)	(610,337)
Intangible assets, net		1,282,636	1,047,709

Schedule of estimated future amortization expense

Fiscal year ending December 31,
2023	233,766
2024	226,908
2025	212,596
2026	206,405
2027	78,483
Thereafter	89,551
Total	1,047,709